Letter of Credit	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Letter of Credit	Letter of CreditOn April 19, 2018, the Corporation entered into a secured letter of credit agreement (the “Letter”) for up to an aggregate amount of $2.5 million with a commercial lender that renews on an annual basis. The Letter bears an interest rate of 0.75%. There was an unused balance of $2.5 million at both September 30, 2021, and December 31, 2020.	Letter of creditOn April 19, 2018, the Corporation entered into a secured letter of credit agreement (the “Letter”) for an amount up to an aggregate of $2.5 million with a commercial lender that renews on an annual basis. The Letter bears an interest rate of 0.75%. There was an unused balance of $2.5 million and $2.5 million as of December 31, 2020 and 2019, respectively.